Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Accounting Policies [Abstract]
Useful Lives of Property and Equipment

Property and equipment is recorded at cost less accumulated depreciation. Property and equipment is depreciated based on the straight-line method over the following estimated useful lives:

Property and Equipment	Estimated Useful Lives
Leasehold improvements	Lesser of the expected lease term or useful life
Equipment, furniture and fixtures	3 to 7 years

Schedule of Reconciliation of Basic Shares Outstanding to Diluted Shares Outstanding

Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows (in thousands):

	Thirteen weeks ended		Thirty-nine weeks ended
	September 26, 2015	September 27, 2014	September 26, 2015	September 27, 2014
Basic weighted average shares outstanding	28,581	25,934	27,135	25,788
Dilutive stock options	310	281	303	340

Diluted weighted average shares outstanding	28,891	26,215	27,438	26,128

Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows (in thousands):

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Basic weighted average shares outstanding	25,846	25,168	24,746
Dilutive stock options	358	480	592

Diluted weighted average shares outstanding	26,204	25,648	25,338

Schedule of Franchised and Company-Owned Restaurants

The following table shows our network of franchised and company-owned restaurants for fiscal years 2014, 2013 and 2012:

	Year ended
	December 27, 2014	December 28, 2013	December 29, 2012
Franchised Restaurant Activity:
Beginning of period	590	523	475
Openings	102	73	57
Refranchised(*)	5	—	1
Closures and relocations	(4)	(6)	(10)

Restaurants at end of period	693	590	523

Company-Owned Restaurant Activity:
Beginning of period	24	23	24
Openings	—	1	—
Refranchised(*)	(5)	—	(1)

Closures and relocations	—	—	—

Restaurants at end of period	19	24	23

Total Restaurants	712	614	546

(*)	Restaurant(s) sold by us to a franchisee.